COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of contingent liabilities in respect of additional tax settlements

	December 31,
	2019	2018
Contingent liabilities for additional taxes other than income tax	986	730
Contingent liabilities for additional income taxes	2,173	2,051